Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 3,374,735	$ 2,133,889	$ 1,913,710	$ 5,108,261
Adjustments:
Depreciation and amortization	122,581	128,697	127,426	127,330
Interest income	(22,297)	(31,754)	(40,775)	(44,763)
Changes in assets and liabilities, net of effects of acquisitions:
Inventories	666,635	(5,996,525)	(9,199,366)	55,978
Accounts receivable	(1,906,871)	(1,161,855)	(30,180)	18,242
Other current assets	295,361	5,889	(209,523)	(4,053)
Prepayments	2,681,904	(2,103,922)	(2,939,113)	1,135,345
Accounts payable	(81,116)			9,246
Accrued expenses and other current liabilities	127,056	(181,178)	(240,815)	46,437
Current tax liabilities	29,835	(229,759)	(332,296)	52,754
Amount due to Director	368,281	375,692	399,190	148,252
Cash (used in)/generated from operating activities	5,656,104	(7,060,826)	(10,551,742)	6,653,029
Financing activities
Interest received	22,297	31,754	40,775	44,763
Cash generated from financing activities	22,297	31,754	40,775	44,763
Effect of movements in exchange rate on cash held	(157,992)	312,795	(808,728)	1,295,083
(Decrease)/increase in cash and cash equivalents	5,678,401	(7,029,072)	(11,319,695)	7,992,875
Cash and cash equivalents, beginning of the year	8,994,340	20,314,035	20,314,035	12,321,160
Cash and cash equivalents, end of the year	14,514,749	13,597,758	8,994,340	20,314,035
Supplemental disclosure of cash flows information
Cash paid during the year for interest
Cash paid during the year for income taxes	$ 1,102,216	$ 1,096,996	$ 1,759,791	$ 2,460,187